Other Assets and Liabilities (Details of Other Assets and Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Other Assets and Other Liabilities [Line Items]
Accounts receivable from brokers, dealers and customers for securities transactions	[1]	¥ 1,517,235	¥ 1,578,952
Accounts payable to brokers, dealers and customers for securities transactions	[1]	2,572,315	1,410,785
Consolidated VIEs
Other Assets and Other Liabilities [Line Items]
Accounts receivable from brokers, dealers and customers for securities transactions		555,938	372,395
Accounts payable to brokers, dealers and customers for securities transactions		¥ 620,766	¥ 422,060

[1]	Receivables from brokers, dealers and customers for securities transactions included ¥372,395 million and ¥555,938 million of such receivables of consolidated VIEs at March 31, 2018 and 2019, respectively. Payables to brokers, dealers and customers for securities transactions included ¥422,060 million and ¥620,766 million of such payables of consolidated VIEs at March 31, 2018 and 2019, respectively.